Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Income Tax Expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Current income tax expense
Related to current year	$284.6	$151.9
Related to prior years	(2.9)	(3.3)
	281.7	148.6
Deferred income tax expense (recovery)
Temporary differences	3.6	(11.1)
Effect of income tax rate changes on deferred income taxes	(0.7)	—
Decrease in valuation allowance	(2.5)	(16.1)
	0.4	(27.2)
Income tax expense	$282.1	$121.4

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

			Years ended
	January 31, 2022		January 31, 2021

Income taxes calculated at statutory rates	$285.3	26.5%	$128.3	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.9)		(5.5)
Effect of income tax rate changes on deferred income taxes	(0.7)		—
Decrease in valuation allowance	(2.5)		(16.1)
Recognition of income taxes on foreign currency translation	1.8		1.1
Permanent differences [a]	1.2		13.1
Other	2.9		0.5
Income tax expense	$282.1		$121.4
[a]
For the period ended January 31, 2021, the permanent differences result mainly from the impairment charge on goodwill, partially offset by the foreign exchange gain on the long-term debt denominated in U.S. dollars.

Components of Deferred Income Taxes Asset (Liability)	Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2022	January 31, 2021

Related to current assets and liabilities
Inventories	$44.9	$40.6
Investment tax credits receivable	(2.5)	(2.2)
Other current assets	(27.9)	(1.3)
Trade payables and accruals	18.8	12.1
Provisions	62.6	66.0
Other financial liabilities	6.2	8.4
Lease liabilities	7.3	8.6
Deferred revenues	55.7	17.7
Other	(1.9)	(4.1)
	163.2	145.8
Related to non-current assets and liabilities
Property, plant and equipment	(62.2)	(52.3)
Intangible assets	(65.3)	(61.2)
Right-of-use assets	(33.5)	(56.8)
Provisions	19.0	19.0
Long-term debt	1.2	(14.7)
Lease liabilities	29.8	54.9
Deferred revenues	25.1	26.7
Employee future benefit liabilities	42.6	58.4
Other non-current liabilities	(1.7)	3.5
Other	(2.0)	3.6
	(47.0)	(18.9)
Related to non-capital losses carried forward	74.9	71.0
Related to capital losses carried forward	23.9	33.6
	215.0	231.5
Unrecognized tax benefits	(24.6)	(20.8)
Total	$190.4	$210.7